Condensed Consolidated Statements of Operations (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								9 Months Ended		12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenues
Owned and leased hotels									$ 3,141	$ 2,982	$ 4,046	$ 3,979	$ 3,898
Management and franchise fees and other									1,030	868	1,175	1,088	1,014
Timeshare									850	809	1,109	1,085	944
Total revenues excluding reimbursement revenue									5,021	4,659	6,330	6,152	5,856
Other revenues from managed and franchised properties									2,653	2,433	3,405	3,124	2,927
Total revenues	2,643	2,449	2,380	2,263	2,338	2,417	2,390	2,131	7,674	7,092	9,735	9,276	8,783
Expenses
Owned and leased hotels									2,420	2,327	3,147	3,230	3,213
Timeshare									564	545	730	758	668
Depreciation and amortization									470	455	603	550	564
Impairment losses											0	54	20
General, administrative and other									349	319	748	460	416
Total expenses excluding cost of reimbursable expense									3,803	3,646	5,228	5,052	4,881
Other expenses from managed and franchised properties									2,653	2,433	3,405	3,124	2,927
Total expenses									6,456	6,079	8,633	8,176	7,808
Operating income	89	357	404	252	263	345	298	194	1,218	1,013	1,102	1,100	975
Interest income									8	5	9	15	11
Interest expense									(467)	(401)	(620)	(569)	(643)
Equity in earnings (losses) from unconsolidated affiliates									16	11	16	(11)	(145)
Gain (loss) on foreign currency transactions									41	(43)	(45)	23	(21)
Gain on debt extinguishment											229	0	0
Other gain (loss), net									38	5	7	15	19
Income before income taxes									854	590	698	573	196
Income tax benefit (expense)									(331)	(192)	(238)	(214)	59
Net income	62	203	157	38	64	179	69	47	523	398	460	359	255
Net income attributable to noncontrolling interests									(8)	(9)	(45)	(7)	(2)
Net income (loss) attributable to Hilton Stockholders	$ 26	$ 200	$ 155	$ 34	$ 61	$ 177	$ 66	$ 48	$ 515	$ 389	$ 415	$ 352	$ 253
Earnings per share:
Basic and diluted	$ 0.03	$ 0.22	$ 0.17	$ 0.03	$ 0.07	$ 0.19	$ 0.07	$ 0.05	$ 0.52	$ 0.42	$ 0.45	$ 0.38	$ 0.27